SunAmerica Asset Management, LLC

Harborside 5,185 Hudson Street, Suite 3300

Jersey City NJ 07311

(201)324-6378 (201)324-6364 Fax Edward.Gizzi@AIG.com

Edward Gizzi

Assistant General Counsel

VIA EDGAR

May 8, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Anchor Series Trust

File Numbers 2-86188 and 811-03836

CIK Number 0000726735

Ladies and Gentlemen:

As Counsel to Anchor Series Trust and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectuses that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 78 under the 1933 Act and as Amendment No. 78 under the Investment Company Act of 1940, was filed electronically and accepted April 27, 2020

Please direct any questions to the undersigned at (201)324-6378.

Sincerely,

/s/ EDWARD GIZZI

Edward Gizzi